Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Non-Cancelable Lease Payments, Net of Sublease Rental Income

As of December 31, 2018, future minimum non-cancelable lease payments, net of sublease rental income, are as follows (in thousands):

Year ending December 31:
2019	$1,432
2020	1,639
2021	1,969
2022	2,038
Thereafter	8,687

Total minimum lease payments	$15,765